Recent Accounting Pronouncements - Summary Of Cumulative Effects Of Changes Made On Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jan. 01, 2025	Dec. 31, 2024
Assets
Cryptocurrencies	$ 10,927	$ 2,362	$ 1,510
Stockholders' Equity (Deficit)
Accumulated deficit	$ (49,612)	(43,497)	$ (44,349)
Adjustments from Adoption [Member] | ASU 2023-08 [Member]
Assets
Cryptocurrencies		852
Stockholders' Equity (Deficit)
Accumulated deficit		$ 852